Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent

2. Cash and Cash Equivalents

The following is a summary of our cash and cash equivalents at December 31, 2010 and 2009 (in thousands):

	2010				2009
Classified as:	Amortized Cost	Gross Unrealized Gain	Gross Unrealized (Loss)	Fair Value	Amortized Cost	Gross Unrealized Gain	Gross Unrealized (Loss)	Fair Value
Cash	$3,180	$—	$—	$3,180	$3,300	$—	$—	$3,300
Cash equivalents:
Money market funds	—	—	—	—	—	—	—	—

Total cash and cash equivalents	$3,180	$—	$—	$3,180	$3,300	$—	$—	$3,300